As filed with the Securities and Exchange Commission on January 3, 2010

File Nos. 333-168120

  811-22423

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.	2	[ X]
Post-Effective Amendment No.		[]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No.

ORACLE FAMILY OF FUNDS

(Exact Name of Registrant as Specified in Charter)

182 Island Blvd., FL

Fox Island, WA 98333

 (Address of Principal Executive Offices) (Zip Code)

(253) 303-0164

(Registrant’s Telephone Number, including Area Code)

Laurence I. Balter

Oracle Investment Research

182 Island Blvd., FL

Fox Island, WA   98333

 (Name and Address of Agent for Service)

Copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, New Jersey 08012

(856) 374-1744

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective (check appropriate box):

[ X]                      immediately upon filing pursuant to paragraph (b).

[   ]                      on (date) pursuant to paragraph (b).

[   ]                      60 days after filing pursuant to paragraph (a)(1).

[   ]                      on                 , 2010 pursuant to paragraph (a)(1).

[   ]                      75 days after filing pursuant to paragraph (a)(2).

[   ]                      on (date) pursuant to paragraph (a)(2) of rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Fox Island and State of Washington, on the 12th day of April, 2011.

ORACLE FAMILY OF FUNDS

By:  /s/ Laurence I. Balter

Laurence I. Balter

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on January 3, 2011 by the following persons in the capacities indicated.

Signature	Title

* /s/ Daniel Frielander Daniel Frielandrer	Trustee	April 12, 2011

* /s/ Paul Kirschner Paul Kirschner	Trustee	April 12, 2011

/s/ Laurence I. Balter Laurence I. Balter	President and Trustee	April 12, 2011

/s/ Laurence I. Balter Laurence I. Balter	Power of Attorney	April 12, 2011

Exhibit Index

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase